Dividends - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Dividends [Abstract]
Dividends in specie to shareholders in Haleon plc shares	£ 0	£ 0	£ 15,526